Financial results (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Finance income	R$ 2,290	R$ 1,719	R$ 1,678
Financial expenses	(6,802)	(6,853)	(5,589)
Derivatives and exchange rate variations, net	3,474	(11,520)	511
Total	(1,038)	(16,654)	(3,400)
Interests Income [Member]
IfrsStatementLineItems [Line Items]
Finance income	726	1,256	1,469
Inflation Indexation Income On Tax Assets [Member]
IfrsStatementLineItems [Line Items]
Finance income	1,128	105	51
Adjustment To Present Value Appropriation [Member]
IfrsStatementLineItems [Line Items]
Finance income	191	273	139
Financial expenses	(861)	(920)	(616)
Other Financial Income [Member]
IfrsStatementLineItems [Line Items]
Finance income	245	85	19
Interest Expenses [Member]
IfrsStatementLineItems [Line Items]
Financial expenses	(4,945)	(5,173)	(3,969)
Interest Expense On Leases [Member]
IfrsStatementLineItems [Line Items]
Financial expenses	(305)	(264)	(281)
Other Financial Expenses [Member]
IfrsStatementLineItems [Line Items]
Financial expenses	(691)	(496)	(723)
Financial Assets [Member]
IfrsStatementLineItems [Line Items]
Derivatives and exchange rate variations, net	575	1,115	(751)
Financial Liabilities [Member]
IfrsStatementLineItems [Line Items]
Derivatives and exchange rate variations, net	2,951	(12,668)	1,351
Gain On Derivatives [Member]
IfrsStatementLineItems [Line Items]
Derivatives and exchange rate variations, net		66	83
Losses On Derivatives [Member]
IfrsStatementLineItems [Line Items]
Derivatives and exchange rate variations, net	R$ (52)	R$ (33)	R$ (172)